10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of transactions with related parties (Details) - CAD ($)		12 Months Ended
		Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Amounts paid or payable		$ 164,175	$ 162,700	$ 173,313
Option based payment		276,326	189,834	42,090
Owed at year end		1,140,439	711,118	343,104
Director for Investor Relations
Amounts paid or payable		132,000	132,000	132,000
Option based payment		157,063	142,834	42,090
Owed at year end		1,120,253	687,244	319,702
Consulting (a)
Amounts paid or payable	[1]	0	0	900
Option based payment	[1]	119,263	13,420	0
Owed at year end	[1]	0	0	0
To an officer of the company (b)
Amounts paid or payable	[2]	32,175	30,700	40,413
Option based payment	[2]	0	33,580	0
Owed at year end	[2]	$ 20,186	$ 23,874	$ 23,402

[1]	fees for services which have been capitalized to subcontracts on the Morrison claims and as option based payments and other services which have been allocated to operating expenses as consulting fees.
[2]	for accounting and management services.